PROVISIONS	12 Months Ended
Dec. 31, 2024
PROVISIONS
PROVISIONS

NOTE 19 – PROVISIONS

The Company evaluates and reviews each contingency applying the criteria indicated in Note 3.q) and 3.u.5).

The evolution of provisions as of December 31, 2024 and 2023 is as follows:

		Additions					RECPAM,
							currency	Balances
	Balances as	Acquisitions		Financial		Payments	translation	as of
	of December 31,	through business	Capital	result			adjustments	December 31,
	2023	combinations	(i)	(ii)	Reclassifications		and others	2024
Current
Legal Claims and contingent liabilities	11,629	—	3,926	—	20,686	(29,993)	(2,364)	3,884
Total current provisions	11,629	—	3,926	—	20,686	(29,993)	(2,364)	3,884
Non- Current
Legal Claims and contingent liabilities	27,889	3,933	14,088	15,089	(20,686)	(3,340)	(14,165)	22,808
Asset retirement obligations	28,984	—	21,566	—	—	—	(20,508)	30,042
Total non-current provisions	56,873	3,933	35,654	15,089	(20,686)	(3,340)	(34,673)	52,850

Total provisions	68,502	3,933	39,580	15,089	—	(33,333)	(37,037)	56,734

		Additions				RECPAM,
						currency
	Balances as		Financial		Payments	translation	Balances
	of	Capital	result			adjustments and	as of
	December 31, 2022	(iii)	(ii)	Reclassifications		others	December 31, 2023
Current
Legal Claims and contingent liabilities	17,859	21,535	—	27,645	(56,658)	1,248	11,629
Total current provisions	17,859	21,535	—	27,645	(56,658)	1,248	11,629

Non- Current
Legal Claims and contingent liabilities	44,121	25,402	22,589	(27,645)	(9)	(36,569)	27,889
Asset retirement obligations	34,910	29,997	—	—	—	(35,923)	28,984
Total non-current provisions	79,031	55,399	22,589	(27,645)	(9)	(72,492)	56,873

Total provisions	96,890	76,934	22,589	—	(56,667)	(71,244)	68,502
(i)	$18,014 million charged to Other operating expenses and $21,566 million charged to Right of use assets,
(ii)	Charged to Other foreign currency exchange gains (losses) and Other interests, net.
(iii)	$46,937 million charged to Other operating expenses and $29,997 million charged to Right of use assets.

Below is a summary of the most significant claims and legal actions for which the Company, based on the advice of its legal counsel and the judicial background for each claim, has considers probable and/or possible based on IAS 37:

1.    Probable Contingent liabilities

a)   Profit sharing bonds

Various legal actions are brought, mainly by former employees of the Company against the Argentine government and Telecom Argentina, requesting that Decree No. 395/92 – which expressly exempted Telefónica and the Company from issuing the profit-sharing bonds provided in Law No. 23,696 – be struck down as unconstitutional. The plaintiffs also claim the compensation for damages they suffered because such bonds have not been issued.

In August 2008, the Supreme Court of Justice not only found Decree No. 395/92 unconstitutional when resolving a similar case against Telefónica but also ordered that the proceedings be remanded to the court of origin so that such court shall decide which defendant must pay —the licensee and/or the Argentine government— and set the parameters that are to be taken into account in order to quantify the remedies requested (percent of profit sharing, statute of limitations criteria, distribution method between the program beneficiaries, among others). There are no uniform criteria among the Courts in relation to each of these concepts.

Following the Supreme Court of Justice’s decision, several Courts of Appeals have ruled that Decree No. 395/92 is unconstitutional. As a result, in the opinion of Telecom Argentina’s counsel, there is an increased probability that the Company will have to face certain contingencies, notwithstanding the reimbursement right to which Telecom Argentina would be entitled against the National Government.

On June 9, 2015, in re “Ramollino Silvana c/Telecom Argentina S.A.”, the Supreme Court of Justice ruled that the profit-sharing bonds do not apply to employees who joined the Company after November 8, 1990 and who were not members of the PPP.

This judicial precedent is consistent with the criterion followed by the Company for estimating provisions for these claims, based on the advice of its legal counsel, which considered remote the chances of paying compensation to employees who were not included in the PPP.

Statute of limitations criteria applied to claims: Supreme Court of Justice ruling “Dominguez v. Telefónica de Argentina S.A.”

In December 2013, the Supreme Court of Justice rendered a decision on a case similar to the above-referred legal actions, “Domínguez v. Telefónica de Argentina S.A.” In said case, the Supreme Court of Justice overturned a lower court ruling which had barred the claim as having exceeded the applicable statute of limitations because ten years had passed since the issuance of Decree No. 395/92.

On December 30, 2021, the Court of Appeals on Federal Civil and Commercial Matters issued a decision in plenary session, whereby it acknowledged, interpreting the doctrine developed by the Supreme Court of Justice in its ruling, that the statute of limitations must be applied periodically –as from the date of each balance sheet- but limited to five years, applying the specific regulations on the statute of limitations for periodical liabilities.

Criteria for determining the relevant profit to calculate compensation: ruling of the Court of Appeals on Federal Civil and Commercial Matters in Plenary Session “Parota c/ Estado Nacional y Telefónica de Argentina S.A.”

On February 27, 2014, the Court of Appeals on Federal Civil and Commercial Matters issued its decision in plenary session in the case “Parota, César c/ Estado Nacional”, as a result of a claim filed against Telefónica. In its ruling, the Court held “that the amount of profit-sharing bonds corresponding to former employees of Telefónica de Argentina should be calculated based on the taxable income of Telefónica de Argentina S.A. on which the income tax liability is to be assessed”.

Federación Argentina de las Telecomunicaciones and Other v. Telecom Argentina S.A. on profit-sharing

In June 2013, the Company was served notice of this claim. The lawsuit was filed by four unions claiming the issuance of profit-sharing bonds (hereinafter “the bonds”) for future periods and for periods for which the statute of limitations is not expired. To enforce this claim, the plaintiffs have requested that the court declare that Decree No. 395/92 is unconstitutional.

This collective lawsuit is for an unspecified amount. The plaintiffs presented the criteria that should be applied for the determination of the percentage of participation in the Company’s profit. The lawsuit requiring the issuance of a profit-sharing bond represents an obligation with potential future economic impact for the Company.

The Company filed its response to the claim, arguing that labor courts lack jurisdiction over the matter. In December 2017, the Court of First Instance dismissed the claim on the grounds that the claimant lacks standing because the claim is individual and not collective. The claimant filed an appeal, which is pending before Chamber VII of the Court of Appeals.

In June 2019, the Court of Appeals revoked the decision rendered by the Court of First Instance, returned the file, and ordered discovery proceedings.

The Company, based on the advice of its legal counsel, believes that there are strong arguments to defend its position in this claim, based, among other things, on the application of the statutes of limitations to the claim relating to the unconstitutionality of Decree No. 395/92, the lack of active legal standing for a collective claim relating to the issuance of bonds —due to the existence of individual claims— in addition to arguments based on plaintiff’s lack of active legal standing.

b)   Sanctions Imposed by the Regulator

The Company is subject to various sanction procedures, in most cases promoted by the Regulatory Authority, for delays in repairs and service installations to fixed-line customers.

c)   “Asociación por la Defensa de Usuarios y Consumidores vs. Telecom Personal S.A.” claim

In 2008, the “Asociación por la Defensa de Usuarios y Consumidores” sued Personal, seeking damages for an unspecified amount, in connection with the billing of calls to the automatic answering machine and the collection system called “send to end”, in collective representation of an undetermined number of Personal customers. The court has to render judgment on this claim.

In 2015, the Company learned of an adverse court ruling in a similar lawsuit, promoted by the same consumer’s association against another mobile operator.

On November 9, 2023, there was a first instance ruling where the Company was partially condemned to recognize credits in favor of a group of customer to be determined, but only for a limited period of time, between the years 2004 and 2005. The ruling was appealed.

On December 26, 2024, the Commercial Court of Appeals issued a ruling, which upheld the first-instance judgment in the main aspects and modified some aspects regarding the extent of the sentence, with some aspects in favor and others against.

The Company’s Management, with the assistance of its legal advisors, is evaluating the filing of a Federal Extraordinary Appeal.

d)   Claim “Unión de Usuarios y Consumidores and Other v. Telecom Argentina S.A.” -– File No. 24,687/2018, pending before Commercial Court No. 9, Secretariat 17.

On September 3, 2019, Telecom was served notice of a class action brought by “Unión de Usuarios y Consumidores” and “Consumidores Libres Cooperativa Ltda. De Provisión de Servicios de Acción Comunitaria”, pending before the Commercial Court of First Instance No. 9, Clerk’s Office No. 17, for an unspecified amount.

Claimants seek to obtain an order against the Company for the reimbursement of the price increases collected from its subscribers in September and October 2018 and in January 2019 and of any price increase that may be collected for the duration of the proceedings (for timely provided services under the brands Cablevisión and Fibertel), plus interest accrued until the effective reimbursement date. Claimants allege that the defendant infringed certain provisions set forth under the General Rules Governing ICT Services Customers and Law No. 24,240 related to the terms and form of notice to subscribers of changes in the prices of such services.

The Company, with the assistance of its legal advisors, while considering that it has solid arguments for its defense, given the procedural status (the proceedings are already ready for sentencing) and the evidence produced, has classified this contingency as probable and consequently has determined a provision that it considers sufficient.

2.     Possible Contingencies

In addition to the possible contingencies related to regulatory matters described in Note 2.d), the following is a summary of the most significant claims and legal actions for which the Company’s Management did not set up any provision, although the final outcome of these lawsuits cannot be assured.

a)     Radioelectric Spectrum Fees

In October 2016, Personal modified the criteria used for the statement of some of its commercial plans (“Abono fijo”) for purposes of paying the radioelectric spectrum fees (derecho de uso de espectro radioeléctrico or “DER”), taking into account certain changes in such plans’ composition. This meant a reduction in the amount of fees paid by Personal.

In March 2017, ENACOM demanded Personal to rectify its statements corresponding to October 2016, requiring that such plans’ statements continue to be prepared based on the previous criteria. ENACOM issued a similar order in September 2018 for the subsequent periods. The Company’s Management believes that it has solid legal arguments to defend its position. Such arguments were actually confirmed in the recitals of Resolution ENACOM No. 840/18. Therefore, Telecom filed the corresponding administrative responses.

In August 2017, Personal received the notice of charge for the differences in the amounts owed in connection with the payment made in October 2016. Notwithstanding the grounds disclosed in its response, in April 2019, ENACOM imposed a sanction on the Company due to the non-compliance alleged for that period. The Company filed the corresponding administrative response. However, the company cannot assure that its arguments will be accepted by ENACOM.

The difference resulting from both criteria since October 2016 is of approximately $717 million plus interest as of December 31, 2024.

On February 27, 2018, ENACOM Resolutions Nos. 840/18 and 1,196/18 were published in the Official Gazette. Through these Resolutions, ENACOM updated the value of the Radioelectric Spectrum Fee per Unit and, in addition, established a new regime for mobile communication services, which substantially increased the amounts to be paid for such service.

Subsequently, by Resolution No. 4353/18, published in the Official Gazette on May 24, 2018, it was established that the new Regime established by ENACOM Resolutions No. 840/18 and No. 1,196/18 would not have an impact until August 31, 2018. Likewise, it was established that the sworn statements corresponding to Mobile Communications Services (SRMC, STM, PCS and SCMA), which expired in the months of April and May 2018, which had not been prepared in accordance with the provisions of ENACOM Resolution No. 840/2018, should be submitted rectified and the resulting differences paid on October 10, 2018.

Telecom filed the restated returns for March and April 2018 (due in April and May 2018) and paid (under protest) the corresponding amounts. It also started to comply, as from September 2018, with the filing and payment (under protest) of the corresponding returns.

By means of ENACOM Resolution No. 4,266/19 dated October 8, 2019, the calculation basis for Radioelectric Rights and Tariffs corresponding to Mobile Communications Services (SRMC, STM, PCS and SCMA) was modified based on the sworn declarations whose expiration date occurs after the date of publication of the Resolution. This modification represents a reduction in the rate applicable to the payment of DER for these services.

b)    “Consumidores Financieros Asociación Civil para su Defensa” claim

In November 2011, Personal was notified of a lawsuit filed by the “Consumidores Financieros Asociación Civil para su Defensa” claiming that Personal made allegedly abusive charges to its customers by implementing per-minute billing and setting an expiration date for prepaid telecommunication cards.

Personal rejected the claim, with emphasis on the regulatory framework that explicitly endorses its practices, now challenged by the plaintiff in disregard of such regulations.

The proceeding is now in the discovery stage. However, the judge has ordered the accumulation of this claim with two other similar claims against Telefónica Móviles Argentina S.A. and América Móvil S.A..Therefore, the three legal actions will continue within the Federal Civil and Commercial Court No. 9.

The plaintiffs are seeking damages for an unspecified amount. While the Company believes there are strong defenses that should result in a dismissal of the claim, in the absence of judicial precedents on the matter, the Company’s Management (with the advice of its legal counsel) has classified the claim as possible until a judgment is rendered.

c)    Proceedings related to value added services - Mobile contents

In October 2015, Personal was notified of a claim brought by the consumer association “Cruzada Cívica para la defensa de los consumidores y usuarios de Servicios públicos”.

The plaintiff’s claim relates to the manner in which content and trivia games are contracted, requesting the application of punitive damages to Personal.

As of the date of these consolidated financial statements, this claim for an unspecified amount is in its preliminary stages because notice of the claim has not been served on all interested parties.

Based on the advice of its legal counsel, the Company’s Management believes to have strong arguments for its defense. However, given the absence of any case law, the final outcome of these claims cannot be assured.

d)     Claims filed by unions in connection with union contributions

The unions FOEESITRA, SITRATEL, SILUJANTEL, SOEESIT, FOETRA, SUTTACH, and the Union of Telephone Workers and Employees of Tucumán brought seven legal actions against Telecom claiming unpaid union contributions set forth in their respective collective bargaining agreements, corresponding to employees of third-party companies that provide services to the Company, for a 5-year term for which the statute of limitations has not expired, plus damages caused by the failure to pay said contributions. The items claimed are “Fondo Especial” (special fund) and “Contribución Solidaria” (solidarity contribution).

The above-mentioned unions argue that Telecom is jointly and severally liable for the payment of the above-mentioned contributions. Telecom answered all the claims.

In the action brought by FOEESITRA, the judge of first instance rejected the summons to third parties made by Telecom. This decision was confirmed by the Labor Court and the case is being appealed with a request for opening of evidence.

In the action brought by FOETRA, the Court of Appeals revoked the decision rendered by the court of first instance that had declared the incompetence. The judge of first instance must render a decision on the exceptions filed by Telecom.

In the action brought by SITRATEL, the judge of first instance declared himself competent to intervene and rejected the summons of third parties made by Telecom. This decision was appealed and recently confirmed by the IX Chamber. This last decision of the court is not final.

In the action brought by the Union of Telephone Workers and Employees of Tucumán, the judge of first instance rejected the summons of third parties requested and the claim of lack of jurisdiction. The decision was confirmed by the Labor Chamber and the case was opened to the evidentiary stage.

The other claims have been suspended at the request of the parties.

The unions are seeking damages for an unspecified amount.

Even though the Company’s Management believes that there are sound grounds for the favorable resolution of these claims, given the lack of judicial precedents, the final outcome of these claims cannot be assured.

e)    Asociación por la Defensa de Usuarios y Consumidores v. Cablevisión on expedited summary proceeding - Case No. 4.010/2017 pending before the Commercial Court No. 31, Secretariat 61

In November 2018, the Company was served notice of a claim brought by Asociación por la Defensa de Usuarios y Consumidores. The Claimant requested that the defendant: 1) cease its practice of preventing customers from terminating Internet and cable television services when customers request such termination; 2) reimburse to each user the amounts collected for the period of five years and until the date on which the defendant ceases the above-mentioned practice; and 3) pay punitive damages for each of the affected customers.

In December 2018, the Company filed a response, alleging the application of statutes of limitation (two-year term) as well as the lack of standing of the Association to file the lawsuit. It requested that the claim be rejected in its entirety, and that the legal costs be borne by the plaintiff. The proceeding is now in the discovery stage.

The plaintiffs are seeking damages for an unspecified amount.

Based on the advice of its legal counsel, the Company believes to have strong arguments for its defense. However, the final outcome of this claim cannot be assured.

f)    Resolution No. 50/10 et seq. issued by the Secretaría de Comercio Interior de la Nación (Secretariat of Domestic Trade or “SCI”)

SCI Resolution No. 50/10 approved certain rules for the sale of pay television services. These rules provide that cable television operators must apply a formula to calculate their monthly basic subscription prices. The Company filed an administrative appeal against Resolution No. 50/10 requesting the suspension of its effects and its nullification.

In accordance with the decision rendered on August 1, 2011 in re “LA CAPITAL CABLE S.A. v/ Ministry of Economy-SCI “, the Federal Court of Appeals of the City of Mar del Plata ordered the SCI to suspend the application of Resolution No. 50/10 with respect to all cable television licensees represented by the Argentine Cable Television Association (“ATVC”, for its Spanish acronym). The National Government filed an appeal such resolution, which was dismissed. The National Government filed a direct appeal with the Supreme Court of Justice, which has also been dismissed.

Notwithstanding the foregoing, between March 2011 and October 2014, several resolutions based on Resolution No. 50/10 were published in the Official Gazette, which regulated the prices to be charged by Cablevisión to its customers for the basic cable television service. The Company filed appeals against these resolutions and their enforcement was suspended pursuant to the above-mentioned injunction.

In September 2014, the Supreme Court of Justice rendered a decision in re “Municipality of Berazategui v. Cablevisión” and ordered that the cases related to these resolutions continue under the jurisdiction of the Federal Court of Appeals of Mar del Plata that had issued the decision on the collective action in favor of ATVC. Currently, all the claims related to this matter are pending before the Federal Courts of Mar del Plata.

In April 2019, La Capital Cable S.A. was served notice of the decision rendered by Federal Court No. 2 of Mar del Plata, whereby said court declared the unconstitutionality of certain articles of the law on which the SCI grounded Resolution No. 50/10 as well as the subsequent resolutions. The declaration of unconstitutionality entails that these resolutions are not applicable to La Capital Cable and the companies represented by ATVC. However, the National Government filed an appeal against said resolution.

On December 26, 2019, the Federal Court of Mar del Plata rejected the grievances of the National Government and confirmed the decision rendered by the court of first instance which declared the unconstitutionality of the sections of the law based on which the SCI issued Resolution No. 50/10 and the subsequent resolutions. The National Government and ENACOM filed extraordinary appeals, which although they were granted during 2021, are still pending before the Supreme Court of Justice.

On November 15, 2024, Resolution No. 50/10 was repealed by Resolution No. 433/2024 of the Secretariat of Industry and Commerce.

The Company, with the assistance of its legal advisors, is evaluating the potential impacts of the repeal on the case.

3.     Gain Contingencies

“AFA Plus Project” Claim

On July 20, 2012, the Company entered into an agreement with the Argentine Football Association (“AFA”), for the provision of services for a system called “Argentine Football System Administration” (“AFA Plus Project”). In September 2014, the AFA notified the Company of its decision to terminate the contract.

The Company did not accept the AFA’s proposal for compensation for investments and expenses incurred, considering it insufficient, and on December 19, 2018, it filed a lawsuit against the AFA for the sum of $ 353 million plus interest and court costs.

The Company’s Management, with the assistance of its external advisors, considers that it has solid factual and legal arguments to have its claims addressed.